Financial instruments and risk management - Classification of financial assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 6,364	£ 4,314
Current assets	5,509	3,753
Non-current assets	855	561
Financial liabilities	(21,425)	(17,436)
Current liabilities	(6,067)	(6,494)
Non-current liabilities	(15,358)	(10,942)
Total net financial assets/(liabilities)	(15,061)	(13,122)
Total net financial assets/(liabilities) current	(558)	(2,741)
Total net financial assets/(liabilities) non-current	(14,503)	(10,381)
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,785)	(12,555)
Current liabilities	(1,995)	(1,959)
Non-current liabilities	(14,790)	(10,596)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,858)	(4,424)
Current liabilities	(3,683)	(4,202)
Non-current liabilities	(175)	(222)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(236)
Current liabilities	(222)
Non-current liabilities	(14)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(249)
Current liabilities		(239)
Non-current liabilities		(10)
Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(470)
Current liabilities	(106)
Non-current liabilities	(364)
Finance leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(128)
Current liabilities		(43)
Non-current liabilities		(85)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(782)	(457)
Current liabilities	(389)	(333)
Non-current liabilities	(393)	(124)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	123	104
Non-current assets	123	104
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,157	2,747
Current assets	2,111	2,694
Non-current assets	46	53
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,323	932
Current assets	3,323	932
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	91
Current assets	73
Non-current assets	18
Lease receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3
Non-current assets	3
Other instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		143
Current assets		124
Non-current assets		19
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	761	531
Current assets	75	127
Non-current assets	686	404
Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	189	104
Current assets	0	2
Non-current assets	189	102
Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12)
Non-current liabilities		(12)
Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	469	283
Non-current assets	469	283
Cash flow hedges | Currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(66)	(58)
Current liabilities	(52)	(41)
Non-current liabilities	(14)	(17)
Cash flow hedges | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	1
Current assets	1	1
Non-current assets	7
Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)	(9)
Current liabilities	(9)	(9)
Non-current liabilities	(1)
Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1
Current assets	1
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(9,127)	(4,001)
Net investment hedges | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Current liabilities		(1)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(561)	(530)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(249)	(227)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(236)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(223)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(312)	(303)
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12)
Fair value through income statement | Cash flow hedges | Currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(66)	(58)
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)	(9)
Fair value through income statement | Net investment hedges | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(19,997)	(15,960)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,785)	(12,555)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,742)	(3,251)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	(26)
Liabilities at amortised cost | Leases liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(470)
Liabilities at amortised cost | Finance leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(128)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(470)	(154)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(867)	(946)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(867)	(946)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	854	598
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	96	67
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	91
Fair value through income statement | Other instruments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets		143
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	758	531
Fair value through income statement | Fair value hedges | Interest rate risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	189	104
Fair value through income statement | Cash flow hedges | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	469	283
Fair value through income statement | Cash flow hedges | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	1
Fair value through income statement | Cash flow hedges | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	20	19
Fair value through other comprehensive income | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	20	19
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,115	3,333
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	16
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,784	2,385
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,323	932
Assets at amortised cost | Lease receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3
Assets at amortised cost | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	375	364
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2	2
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	373	362
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	293	68
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	20	19
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(14,882)	(12,627)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	£ (492)	£ (582)